Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes	The Group’s loss before income taxes consisted of:
	For the six months ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Non-US	(9,035)	(23,507)	(3,241)
US	—	(20,032)	(2,763)
Total	(9,035)	(43,539)	(6,004)

Schedule of Current and Deferred Components of Income Tax Benefit	The current and deferred components of income tax benefit appearing in the unaudited condensed consolidated statements of comprehensive income are as follows:
	For the six months ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Current tax expense	—	—	—
Deferred tax benefit	—	79	11
Total	—	79	11

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate	The reconciliation of tax computed by applying the federal statutory income tax rate of 21% for the six months ended June 30, 2022 and 2023 applicable to the U.S. operations to income tax benefit were as follows:
	For the six months ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Loss before income taxes	(9,035)	(43,539)	(6,004)
Income tax benefit computed at the statutory income tax rate at 21%	(1,897)	9,142	1,261
International rate differences	1,897	(4,726)	(652)
Change in valuation allowance	—	(4,337)	(598)
Income tax benefit	—	79	11

Schedule of Significant Components of Deferred Taxes	The significant components of deferred taxes were as follows:
	As of December 31,
	December 31,	June 30,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Net loss carryforward	1,900	9,608	1,325
Valuation allowance	(1,900)	(9,608)	(1,325)
Total deferred tax assets.	—	—	—

Deferred tax liabilities:
Long-lived assets arising from acquisitions	—	2,938	405
Total deferred tax liabilities.	—	2,938	405